Annual Total Returns	Oct. 31, 2023
Prospectus #1 | Eaton Vance Government Opportunities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Eaton Vance Government Opportunities Fund | Class A
Bar Chart Table:
2014	2.67%
2015	0.28%
2016	0.47%
2017	1.29%
2018	0.73%
2019	2.43%
2020	4.59%
2021	(1.20%)
2022	(6.57%)
2023	5.60%
Prospectus #1 | Eaton Vance Short Duration Government Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Eaton Vance Short Duration Government Income Fund | Class A
Bar Chart Table:
2014	2.47%
2015	1.15%
2016	1.21%
2017	1.56%
2018	2.00%
2019	1.72%
2020	2.53%
2021	(0.51%)
2022	(3.28%)
2023	3.33%
Prospectus #2 | Eaton Vance Short Duration High Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | Eaton Vance Short Duration High Income Fund | Class A
Bar Chart Table:
2014	1.04%
2015	0.05%
2016	9.00%
2017	4.55%
2018	(0.66%)
2019	8.43%
2020	2.86%
2021	4.63%
2022	(3.35%)
2023	8.17%
Prospectus #3 | Eaton Vance Floating-Rate Advantage Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #3 | Eaton Vance Floating-Rate Advantage Fund | Class A
Bar Chart Table:
2014	0.69%
2015	(1.84%)
2016	12.67%
2017	4.87%
2018	0.12%
2019	8.62%
2020	1.63%
2021	5.15%
2022	(3.14%)
2023	14.04%
Prospectus #3 | Eaton Vance Floating-Rate Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #3 | Eaton Vance Floating-Rate Fund | Class A
Bar Chart Table:
2014	0.37%
2015	(1.91%)
2016	10.93%
2017	4.08%
2018	0.54%
2019	6.84%
2020	2.16%
2021	4.02%
2022	(2.59%)
2023	11.83%
Prospectus #3 | Eaton Vance Floating-Rate & High Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #3 | Eaton Vance Floating-Rate & High Income Fund | Class A
Bar Chart Table:
2014	0.72%
2015	(1.80%)
2016	11.34%
2017	4.34%
2018	(0.09%)
2019	7.96%
2020	2.51%
2021	4.41%
2022	(3.36%)
2023	11.77%
Prospectus #4 | Eaton Vance Emerging Markets Local Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #4 | Eaton Vance Emerging Markets Local Income Fund | Class A
Bar Chart Table:
2014	(4.04%)
2015	(12.68%)
2016	12.33%
2017	16.10%
2018	(8.40%)
2019	22.64%
2020	4.67%
2021	(7.64%)
2022	(11.98%)
2023	13.63%
Prospectus #4 | Eaton Vance Global Sovereign Opportunities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #4 | Eaton Vance Global Sovereign Opportunities Fund | Class A
Bar Chart Table:
2014	(0.51%)
2015	(4.00%)
2016	2.16%
2017	10.57%
2018	(2.67%)
2019	6.09%
2020	9.32%
2021	(5.70%)
2022	(11.29%)
2023	8.45%
Prospectus #4 | Eaton Vance Global Macro Absolute Return Advantage Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #4 | Eaton Vance Global Macro Absolute Return Advantage Fund | Class A
Bar Chart Table:
2014	5.97%
2015	3.84%
2016	5.57%
2017	5.49%
2018	(8.66%)
2019	14.43%
2020	4.49%
2021	3.36%
2022	(2.30%)
2023	8.10%
Prospectus #4 | Eaton Vance Global Macro Absolute Return Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #4 | Eaton Vance Global Macro Absolute Return Fund | Class A
Bar Chart Table:
2014	2.69%
2015	2.28%
2016	3.77%
2017	3.97%
2018	(3.57%)
2019	9.41%
2020	3.26%
2021	1.88%
2022	(0.75%)
2023	6.69%
Prospectus #4 | Eaton Vance Strategic Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #4 | Eaton Vance Strategic Income Fund | Class A
Bar Chart Table:
2014	4.34%
2015	(0.81%)
2016	5.54%
2017	4.90%
2018	(2.67%)
2019	9.32%
2020	7.52%
2021	1.33%
2022	(2.55%)
2023	8.24%
Prospectus #5 | Eaton Vance Tax-Managed Equity Asset Allocation Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #5 | Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class A
Bar Chart Table:
2014	7.05%
2015	1.03%
2016	7.57%
2017	19.15%
2018	(5.80%)
2019	27.43%
2020	15.46%
2021	21.18%
2022	(18.19%)
2023	20.69%
Prospectus #5 | Eaton Vance Tax-Managed Global Dividend Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #5 | Eaton Vance Tax-Managed Global Dividend Income Fund | Class A
Bar Chart Table:
2014	3.10%
2015	2.97%
2016	1.88%
2017	20.02%
2018	(11.44%)
2019	28.50%
2020	14.34%
2021	23.08%
2022	(18.76%)
2023	25.01%
Prospectus #5 | Eaton Vance Tax-Managed Multi-Cap Growth Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #5 | Eaton Vance Tax-Managed Multi-Cap Growth Fund | Class A
Bar Chart Table:
2014	6.35%
2015	5.62%
2016	1.76%
2017	25.78%
2018	0.01%
2019	31.91%
2020	33.55%
2021	18.52%
2022	(29.56%)
2023	41.77%
Prospectus #5 | Eaton Vance Tax-Managed Small-Cap Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #5 | Eaton Vance Tax-Managed Small-Cap Fund | Class A
Bar Chart Table:
2014	3.07%
2015	(2.93%)
2016	18.86%
2017	15.20%
2018	(5.76%)
2019	27.32%
2020	12.33%
2021	20.99%
2022	(16.54%)
2023	11.04%
Prospectus #5 | Eaton Vance Tax-Managed Value Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #5 | Eaton Vance Tax-Managed Value Fund | Class A
Bar Chart Table:
2014	10.93%
2015	(1.48%)
2016	9.03%
2017	17.65%
2018	(5.96%)
2019	29.72%
2020	4.37%
2021	25.95%
2022	(9.78%)
2023	9.41%
Prospectus #6 | Eaton Vance Emerging and Frontier Countries Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #6 | Eaton Vance Emerging and Frontier Countries Equity Fund | Class A
Bar Chart Table:
2014	(5.50%)
2015	(13.46%)
2016	8.23%
2017	31.21%
2018	(14.76%)
2019	12.34%
2020	13.19%
2021	13.05%
2022	(14.83%)
2023	25.44%
Prospectus #7 | Eaton Vance Global Income Builder Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #7 | Eaton Vance Global Income Builder Fund | Class A
Bar Chart Table:
2014	2.92%
2015	3.15%
2016	3.33%
2017	16.18%
2018	(8.41%)
2019	23.50%
2020	10.54%
2021	15.11%
2022	(16.77%)
2023	18.49%
Prospectus #8 | Eaton Vance High Income Opportunities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #8 | Eaton Vance High Income Opportunities Fund | Class A
Bar Chart Table:
2014	3.45%
2015	(1.12%)
2016	12.56%
2017	6.29%
2018	(3.29%)
2019	13.95%
2020	4.42%
2021	7.23%
2022	(7.36%)
2023	11.69%
Prospectus #9 | Eaton Vance Multi-Asset Credit Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #9 | Eaton Vance Multi-Asset Credit Fund | Class A
Bar Chart Table:
2014	2.61%
2015	(0.69%)
2016	7.36%
2017	11.30%
2018	(3.24%)
2019	11.32%
2020	1.60%
2021	4.30%
2022	(6.47%)
2023	11.77%
Prospectus #10 | Parametric Tax-Managed International Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #10 | Parametric Tax-Managed International Equity Fund | Class A
Bar Chart Table:
2014	(4.12%)
2015	0.94%
2016	1.13%
2017	24.81%
2018	(11.45%)
2019	20.42%
2020	8.82%
2021	8.67%
2022	(16.57%)
2023	15.18%